Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

26.    EMPLOYEE BENEFIT PLANS

Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees; and plans providing non-pension benefits for its retirees in Nova Scotia, Maine, Barbados and Grand Bahama Island.

Emera acquired control of LPH, the parent company of BLPC, in January 2011; therefore, it is not included in the December 31, 2010 comparative information.

Benefit Obligation and Plan Assets

The changes in Benefit Obligation and Plan Assets, and the Funded Status for all plans for the years ended December 31 were as follows:

	2011		2010
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
Change in Projected Benefit Obligation and Accumulated Post-retirement Benefit Obligation
Balance, January 1	$1,048.3	$88.2	$898.1	$83.4
Service cost	15.4	2.9	11.3	2.4
Plan participant contributions	6.2	0.2	5.7	0.2
Interest cost	56.6	4.7	56.6	4.7
Plan amendments	-	(0.1)	(1.0)	-
Benefits paid	(49.5)	(5.5)	(44.5)	(6.2)
Actuarial losses	85.6	8.0	128.0	6.2
Foreign currency translation adjustment	2.8	1.2	(5.9)	(2.5)
Balance, December 31	1,165.4	99.6	1,048.3	88.2
Change in Plan assets
Balance, January 1	724.2	$3.4	$663.3	$3.3
Employer contributions	51.9	5.3	39.9	5.8
Plan participant contributions	6.2	0.2	5.7	0.2
Benefits paid	(49.5)	(5.5)	(44.5)	(6.2)
Actual return on assets, net of expenses	(11.9)	-	63.6	0.3
Foreign currency translation adjustment	1.5	-	(3.8)	-
Balance, December 31	722.4	3.4	724.2	3.4
Funded Status, end of year	$(443.0)	$(96.2)	$(324.1)	$(84.8)

As at December 31, the aggregate financial position for all pension plans where the Projected Benefit Obligation (PBO) or, for post-retirement benefit plans, the Accumulated Post-retirement Benefit Obligation (APBO), exceeds the plan assets was as follows:

Plans with PBO/APBO in excess of Plan assets		2011	2010
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
PBO/APBO	$1,163.2	$99.6	$1,046.5	$88.2
Fair Value of Plan Assets	720.0	3.4	722.0	3.4
Funded Status	$(443.2)	$(96.2)	$(324.5)	$(84.8)

The Accumulated Benefit Obligation (“ABO”) for the defined benefit pension plans was $1,080.9 as at December 31, 2011 (2010 – $987.4 million). As at December 31, the aggregate financial position for all plans with an ABO in excess of the Plan assets was as follows:

Pension Plans with ABO in excess of Plan assets	2011	2010
millions of Canadian dollars	Defined benefit pension plans	Defined benefit pension plans
ABO	$1,079.3	$985.9
Fair Value of Plan Assets	720.0	722.0
Funded Status	$(359.3)	$(263.9)

Balance Sheet

The amounts recognized in the Consolidated Balance Sheets as at December 31 consisted of the following:

	2011		2010
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
Current liabilities	$(4.6)	$(4.2)	$(3.9)	$(5.0)
Long-term liabilities	(438.5)	(92.3)	(320.2)	(79.8)
Other asset (noncurrent)	0.3	-	-	-
Amount included in deferred tax asset	22.9	6.7	13.1	2.4
AOCL after tax adjustment	502.0	11.7	388.8	6.7
Net amount recognized at end of year	$82.1	$(78.1)	$77.8	$(75.7)

Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in AOCL. The following tables provide detail on the change in AOCL during fiscal 2011 relating to these items; and the composition of the year-end balance:

Accumulated Other Comprehensive Loss millions of Canadian dollars	Actuarial losses (gains)	Past service (gains) costs
Defined Benefit Pension Plans
Balance, January 1	$402.3	$(0.4)
Amortized in current period	(24.2)	(0.1)
Current year addition to AOCL	154.0	-
Transfer to other regulatory asset (1)	(3.9)	-
Foreign currency translation adjustment	(2.8)	-
Balance, December 31	$525.4	$(0.5)
Non-pension benefits plans
Balance, January 1	$21.9	$(12.8)
Amortized in current period	(1.6)	1.6
Current year addition to AOCL	8.2	-
Transfer to other regulatory asset (1)	(0.2)	-
Foreign currency translation adjustment	0.9	0.4
Balance, December 31	$29.2	$(10.8)
(1)	For MPS, as a result of regulatory accounting, any gain or loss is transferred to regulatory assets and amortized over the same period as the corresponding actuarial gains or losses.

	2011		2010
Accumulated Other Comprehensive Loss millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
Actuarial losses	$525.4	$29.2	$402.3	$21.9
Past service (gains)	(0.5)	(10.8)	(0.4)	(12.8)
Total AOCL on a pre-tax basis	524.9	18.4	401.9	9.1
Less: amount included in deferred tax asset	(22.9)	(6.7)	(13.1)	(2.4)
Net amount in AOCL after tax adjustment	$502.0	$11.7	$388.8	$6.7

The amounts in the foregoing table were not recognized in Emera’s net periodic benefit cost as at December 31.

Benefit Cost Components

		2011		2010
millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
Service cost	15.4	2.9	11.3	2.4
Interest cost	56.6	4.7	56.6	4.7
Expected return on plan assets	(56.3)	(0.2)	(55.8)	(0.3)
Current year amortization of:
Actuarial losses	24.5	1.9	11.0	1.2
Past service costs (gains)	0.1	(2.0)	0.2	(2.4)
Total	40.3	7.3	23.3	5.6

The expected return on plan assets is determined based on the market-related value of plan assets of $803.8 million as at January 1, 2011 (2010 – $775.1 million), adjusted for interest on certain cash flows during the year. The market related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight line basis into the market related value of assets over a five-year period.

Pension Plan Asset Allocations

Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes. Within each asset class, a further diversification is undertaken through the investment in a broad basket of investment grade securities. Emera’s target asset allocation is as follows:

Canadian Pension Plans

Asset Class	Target Range at Market
Short term securities	0%	to	5%
Fixed income	25%	to	40%
Equities:
Canadian	23%	to	33%
Non-Canadian (World)	32%	to	42%

Non-Canadian Pension Plans

Asset Class	Target Range at Market (weighted average)
Short term securities	4%	to	10%
Fixed income	22%	to	36%
Equities:
US	37%	to	55%
Non-US	17%	to	27%

For Bangor Hydro and MPS, the investment of the Non-Canadian pension assets is overseen by their management teams. For GBPC, the investment of Non-Canadian pension assets is overseen by GBPA.

The fair values of investments as at December 31, 2011, by asset category, are as follows:

millions of Canadian dollars	Level 1%
Cash and cash equivalents	$17.3	2.4%
Equity Securities:
Canadian equity	162.2	22.5%
US equity	188.4	26.1%
Other equity	89.6	12.4%
Fixed income securities:
Canadian government	141.7	19.6%
US government	12.5	1.7%
Other government	0.7	0.1%
Corporate debt	109.7	15.2%
Real estate	0.3	-%
Total	$722.4	100%

The fair values of investments as at December 31, 2010, by asset category, are as follows:

millions of Canadian dollars	Level 1%
Cash and cash equivalents	$9.9	1.4%
Equity Securities:
Canadian equity	192.7	26.5%
US equity	189.5	26.1%
Other equity	90.4	12.5%
Fixed income securities:
Canadian government	122.3	16.9%
US government	10.7	1.5%
Other government	0.6	0.1%
Corporate debt	107.6	14.9%
Real estate	0.5	0.1%
Total	$724.2	100%

Refer to Note 1(Y), “Summary of Significant Accounting Policies – Fair Value Measurement,” for more information on the fair value hierarchy and inputs used to measure fair value. All investments were deemed Level 1 for the years ended December 31, 2011 and 2010.

Investments in Emera or NSPI

As at December 31, 2011 and 2010, the pension funds do not hold any material investments in Emera Incorporated or NSPI securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.

Canadian Post Retirement Benefit Plans

There are no assets set aside to pay for the Canadian post-retirement benefit plans. As is common in Canada, post-retirement health benefits are paid from general accounts on a pay as you go basis.

US Post Retirement Benefit Plans

Emera’s US subsidiaries currently provide certain post-retirement benefit health care and life insurance benefits for employees retiring after age 55 who meet eligibility requirements. Post-retirement benefit levels are substantially unrelated to salary. The company reserves the right to terminate or modify plans in whole or in part at any time.

Bangor Hydro and MPS provide retiree medical benefits to certain classes of employees. The Company’s retiree medical expenses are incorporated into rate filings with its regulators and are recovered through its electric rates to customers.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (MMA) added prescription drug coverage to Medicare, with a 28 percent tax free subsidy to encourage employers to retain their prescription drug programs for retirees, along with other key provisions. Emera’s current retiree medical program for those eligible for Medicare (generally over age 65) includes coverage for prescription drugs. The company has determined that prescription drug benefits available to certain Medicare-eligible participants under its defined-dollar-benefit post-retirement health care plan are at least “actuarially equivalent” to the standard drug benefits that are offered under Medicare Part D.

The Company received subsidy payments under Part D for the 2009 and 2010 plan years. Its 2011 Part D subsidy application with the Centers for Medicare and Medicaid Services was approved in December 2010, and the company expects to receive payment later this year.

Emera’s target asset allocation for its US Post Retirement Benefits Plan is as follows:

Asset Class	Target Range at Market (weighted average)
Short term securities	10%	to	50%
Fixed income	0%	to	40%
Equities:
US	0%	to	60%
Non-US	0%	to	20%

The fair values of investments as at December 31, 2011, by asset category, are as follows:

millions of Canadian dollars	Level 1%
Cash and cash equivalents	$1.1	32.4%
Equity Securities:
US equity	1.5	44.1%
Fixed income securities:
US government	0.8	23.5%
Total	$3.4	100%

The fair values of investments as at December 31, 2010, by asset category, are as follows:

millions of Canadian dollars	Level 1%
Cash and cash equivalents	$1.1	32.4%
Equity Securities:
US equity	1.5	44.1%
Fixed income securities:
US government	0.8	23.5%
Total	$3.4	100%

Refer Note 1(Y), “Summary of Significant Accounting Policies – Fair Value Measurement,” for more information on the fair value hierarchy and inputs used to measure fair value. All investments were deemed Level 1 for the years ended December 31, 2011 and 2010.

Investments in Emera or NSPI

As at December 31, 2011 and 2010, the assets related to the post-retirement benefit plans do not hold any material investments in Emera Incorporated or NSPI securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.

Cash Flows

The following table shows the expected cash flows for defined benefit pension and other post-retirement benefit plans:

millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans
Expected Employer contributions:
2012	$73.7	$6.2
Expected Benefit Payments:
2012	53.2	6.2
2013	56.7	6.9
2014	60.3	7.3
2015	64.4	7.6
2016	68.8	8.0
2017 - 2021	416.9	48.5

Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:

	2011		2010
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefits plans	Defined benefit pension plans	Non-pension benefits plans
Benefit obligation – December 31:
Discount rate	4.96%	4.80%	5.51%	5.55%
Rate of compensation increase	3.52%	3.50%	3.75%	3.75%
Health care trend - initial (next year)	-	6.40%	-	6.70%
- ultimate	-	4.40%	-	4.50%
- year ultimate reached	-	2014	-	2014
Benefit cost for year ended December 31:
Discount rate	5.51%	5.56%	6.46%	6.25%
Expected long-term return on plan assets	7.08%	-	7.31%	-
Rate of compensation increase	3.75%	3.75%	3.75%	3.75%
Health care trend - initial (current year)	-	6.90%	-	7.53%
- ultimate	-	4.55%	-	4.51%
- year ultimate reached	-	2014	-	2014

The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.

Sensitivity Analysis for Non-Pension Benefits Plans

The health care cost trend significantly influences the amounts presented for health care plans. An increase or decrease of one percentage point of the assumed health care cost trend would have had the following impact in 2011:

millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$0.9	$(0.8)
Accumulated post-retirement benefit obligation, December 31	11.0	(9.0)

Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL which is expected to be recognized as part of the net periodic benefit cost in fiscal 2012:

millions of Canadian dollars	Defined benefit pension plans	Non-pension benefits plans
Actuarial (losses)	$(33.1)	$(2.4)
Past service gains	-	1.8
Total	$(33.1)	$(0.6)

Defined Contribution Plan

Emera also provides a defined contribution pension plan for certain employees. The Company’s contribution for 2011 was $6.3 million (2010 – $2.6 million).